Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ (2,469)	$ (13,816)	$ (1,351)
Deferred Income Tax Expense (Benefit)	2,064	1,224	(885)
Income tax expense (recovery)	$ (405)	$ (12,592)	$ (2,236)